Other Receivables - Schedule of Other Receivables (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Other Receivables [Abstract]
Security deposit	$ 4,242	$ 4,310
GST / VAT receivable	82,812	89,839
Interest receivable on restricted cash	41,625
Funds receivable in respect to the exercise of warrants (note 22)	709,251
Other receivables		3,033
Total	$ 837,930	$ 97,182